Related-Party Transactions (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 12, 2019	Feb. 28, 2017	Dec. 31, 2019	Dec. 31, 2019	Mar. 31, 2019
Related-Party Transactions (Textual)
Interest expense on the debt - related parties			$ 71
Securities purchase agreement related to issuance and sale of common stock	4,277,000
Debt instrument, maturity date				Jul. 30, 2020
Gary Metzger [Member]
Related-Party Transactions (Textual)
Long-term debt - related parties					$ 328
Note payable, interest rate					10.00%
Debt instrument, maturity date					Jul. 30, 2020
Securities Purchase Agreement [Member]
Related-Party Transactions (Textual)
Securities purchase agreement related to issuance and sale of common stock		1,100